Leases - Additional information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Presentation Of Leases For Lessee [Line Items]
Contractual capital commitments	£ 3
Finance lease receivable decreased	(66)	£ (19)
Current lease liabilities	73	89
Non-current lease liabilities	610	749
Disposal groups classified as held for sale [member]
Presentation Of Leases For Lessee [Line Items]
Current lease liabilities	3	£ 0
Non-current lease liabilities	£ 66